SHAREHOLDER REMUNERATION	12 Months Ended
Dec. 31, 2025
Shareholder Renumeration [Abstract]
SHAREHOLDER REMUNERATION
NOTE 29 – SHAREHOLDER REMUNERATION

	12/31/2025	12/31/2024
Opening balance as of January 1	2,486,778	1,110,416
Effect on cash flow:
Dividend payment	(12,186,149)	(1,307,858)

Non-box effect:
Additional dividends proposed for 2023	—	216,114
Additional dividends proposed for 2024	1,535,239	—
Additional dividends proposed for 2025	6,742,363	—
Mandatory minimum dividends	1,557,637	2,464,804
Others	(5)	(8,334)
Balance as of December 31	135,863	2,486,778
In January and May 2025, the Company paid dividends related to the year 2024 in the amounts of R$2,201,690 and R$1,798,310, respectively.
In August and December 2025, the Company made interim dividend payments in the amounts of R$4,000,000 and R$4,300,000 respectively, using a portion of the balance of the statutory reserve calculated as of June 30 and September 30, 2025. These amounts were, at year‑end, considered as part of the dividend to be determined against the 2025 results.
Accounting Policy
AXIA Energia has a dividend distribution policy which, in accordance with its Bylaws, ensures that its shareholders are entitled, in each year, to dividends and/or interest on equity of no less than 25% of adjusted net income, as provided for under the Brazilian Corporation Law (Lei das Sociedades por Ações), as amended, and does not allow capital reserves to be used for the payment of dividends.
The amount of dividends corresponding to the minimum mandatory distribution established by law is recognized as a liability, and the amount of dividends in excess of the minimum mandatory distribution is recognized within equity, under the caption “additional proposed dividends,” until approval by the General Shareholders’ Meeting.